CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 10,357,317	$ 26,675,000
Accounts and other receivables - net	569,008	656,164
Loan receivable	2,983,642	2,950,000
Inventories	2,849,073	665,572
Prepaids and deposits	1,193,969	1,012,363
Total current assets	17,953,009	31,959,099
Non-current assets
Property and equipment - net	8,335,867	6,025,421
Exploration and evaluation assets	7,000,000	7,000,000
Total non-current assets	15,335,867	13,025,421
Total assets	33,288,876	44,984,520
Current liabilities
Accounts payable and accrued liabilities	1,292,474	1,204,587
Current portion of lease liability	129,264	149,317
Current portion of long-term debt	998,080	950,930
Total current liabilities	2,419,818	2,304,834
Non-current liabilities
Lease liability	484,856	132,555
Long-term debt	0	998,070
Total non-current liabilities	484,856	1,130,625
Total liabilities	2,904,674	3,435,459
SHAREHOLDERS' EQUITY
Share capital	85,754,399	85,494,266
Share-based payment reserve	10,355,611	7,761,541
Shares to be issued	472,500	472,500
Deficit	(66,198,308)	(52,179,246)
Total shareholders' equity	30,384,202	41,549,061
Total shareholders' equity and liabilities	$ 33,288,876	$ 44,984,520